Other Receivables and Loans to Others (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables and Loans to Others [Abstract]
Schedule of Other Receivables
	December 31
	2024	2023
	USD in thousands
Government institutions	614	685
Prepaid expenses	189	940
Shares receivable from the Amendment of the Buffalo Agreement (see note 4J)	500	510
Deferred debt issuance costs (see note 4F)	638	-
Other	213	9
	2,154	2,144

Schedule of Loans to Others
	December 31
	2024	2023
	USD in thousands
Loan to Safee	-	126
Loan to Metagramm (note 4O)	276	250
	276	376